                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: King Investment Advisors, Inc.
Address: 	1980 Post Oak Boulevard, Suite 2400
       	Houston, Texas  77056-3898


Form 13F File Number: 28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane Lightfoot
Title:	Compliance Assistant
Phone:    (713)961-0462

Signature, Place, and Date of Signing:

Roger E. King					Houston, Texas		5/5/99

------------------------------          --------------------          --------

Signature                               City, State                   Date



Report Type:



[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total: 	$585,947,000.

List of Other Included Managers:		none
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5
COLUMN 6
COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -----
--- ------
------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/
INVSTMT
OTHER          VOTING AUTHORITY
     NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL
DSCRETN
MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -----
--- ------
------ -------- -------- --------
AT&T Corp.		Common	001957109	$8,124 	101,789			X
	101,789	0	0
AT&T New Lib Me ClA Common	001957208	$2,276 	43,276			X
	43,276	0	0
Abbott Laboratories	Common	002824100	$1,255 	26,800			X
	26,800	0	0
Airborne Freight 	Common	009266107	$5,630 	181,585			X
	174,921	0	6,664
Airtouch Comm.		Common	00949T100	$4,652 	48,145			X
	45,361	0	2,784
Allstate Corp.		Common	020002101	$672 	18,122			X
	18,122	0	0
Alltel Corp.		Common	020039103	$805 	12,910			X
	12,910	0	0
American Bankers Ins.Common	024456105	$1,966 	37,800			X
	37,800	0	0
American GreetingsA Common	026375105	$854 	20,640			X
	19,824	0	816
American Int'l GroupCommon	026874107	$206 	4,968			X
	4,968	0	0
COLUMN TOTAL						$26,440 	496,035

Astoria Financial 	Common	046265104	$23,016 	460,329			X
	417,476	0	42,853
Automatic Data Proc.Common	053015103	$2,742 	66,270			X
	66,270	0	0
Banc One Corp.		Common	059438101	$7,859 	142,732			X
	95,048	0	47,684
Beckman Coulter Inc	Common	075811109	$523 	11,040			X
	10,794	0	246
Block H & R Inc.	Common	093671105	$2,583 	54,520			X
	54,520	0	0
BMC Software Inc.	Common	055921100	$19,266 	566,638			X
	531,010	0	35,628
Boeing Company		Common	097923105	$2,797 	82,264			X
	82,264	0	0
Boise Cascade Corp.	Common	097383103	$514 	15,950			X
	15,950	0	0
CBS Corporation	Common	12490K107	$3,155 	77,280			X
	53,328	0	23,952
CMP Media Inc. Cl A	Common	125891101	$4,808 	103,530			X
	95,038	0	8,492
Cabletron Systems	Common	126920107	$1,749 	23,600			X
	23,600	0	0
Cablevision Systems	Common	12686C109	$24,528 	330,895			X
	303,852	0	27,043
Century CommunicationsCommon	156503104	$383 	8,245			X
	4,947	0	3,298
COLUMN TOTAL						$93,923 	1,943,293

Citigroup			Common	172967101	$883 	28,900			X
	28,900
	0	0
Clearnet Commun.A 	Common	184902104	$13,089 	991,395			X
	909,163	0	82,232
Coast Federal Lit.	 Certif	19034Q110	$1,919 	323,145			X
	310,097	0	13,048
Comcast Corp. A Sp	Common	200300200	$6,552 	104,107			X
	98,354	0	5,753
Compaq Computer 	Common	204493100	$2,563 	80,870			X
	80,870	0	0
Commercial Federal 	Common	201647104	$6,109 	263,465			X
	205,050	0	58,415
Crown Cork & Seal	Common	228255105	$8,821 	308,820			X
	270,669	0	38,151
Danaher Corp		Common	235851102	$209 	4,000			X
	4,000	0	0
Delphi Automotive 	Common	247126105	$704 	39,665			X
	38,599	0	1,066
Diebold Incorp.	Common	253651103	$953 	39,700			X
	37,840	0	1,860
Dime Bancorp,Inc.	Common	25429Q102	$217 	9,350			X
	9,350	0	0
Disney Walt Co.	Common	254687106	$3,665 	117,740			X
	117,740	0	0
Dow Chemical Co.	Common	260543103	$1,001 	10,745			X
	10,745	0	0
DPL, Inc.			Common	233293109	$452 	27,400			X
	27,400
	0	0
COLUMN TOTAL						$47,137 	2,349,302

Duane Reade, Inc.	Common	263578106	$227 	8,150			X
	8,150	0	0
Dura PharmaceuticalsCommon	266325109	$16,921 	1,197,975		X
	1,088,969	0	109,006
E4L Inc.			Common	268452109	$301 	35,975			X
	34,105
	0	1,870
Equifax Inc.		Common	294429105	$426 	12,400			X
	12,400	0	0
First Data Corp.	Common	319963104	$3,001 	70,190			X
	70,190	0	0
Fleet Financial	Common	338915101	$2,396 	63,670			X
	63,670	0	0
Frontier Corp.		Common	35906P105	$2,184 	42,100			X
	42,100	0	0
Gaylord Entertain.	Common	367905106	$700 	21,255			X
	20,763	0	492
GATX Corporation	Common	361448103	$850 	25,795			X
	22,887	0	2,908
General Electric 	Common	369604103	$4,817 	43,540			X
	43,540	0	0
General Motors Cl H	Common	370442832	$1,886 	37,400			X
	37,400	0	0
Golden State BancorpCommon	381197102	$467 	21,000			X
	21,000	0	0
Golden St. Banc.LR	Common	381197136	$1,198 	247,275			X
	202,641	0	44,634
Great Atlant&Pac Tea Common	390064103	$1,123 	37,440			X
	34,164	0	3,276
COLUMN TOTAL						$36,497 	1,864,165

Greenpoint FinancialCommon	395384100	$2,914 	83,860			X
	83,860	0	0
GTE Corp.			Common	362320103	$4,621 	76,383			X
	76,383
	0	0
Harley Davidson	Common	412822108	$6,152 	107,230			X
	107,230	0	0
H J Heinz Co.		Common	423074103	$254 	5,360			X
	5,360	0	0
Helen of Troy Ltd.	Common	G4388N106	$1,221 	94,410			X
	94,410	0	0
Hewlett-Packard 	Common	428236103	$1,472 	21,701			X
	21,701	0	0
Hilton Hotels Corp	Common	432848109	$16,695 	1,187,180		X
	1,068,233
	0	118,947
Honeywell Inc.		Common	438506107	$3,243 	42,775			X
	42,775	0	0
Horace Mann Educat.	Common	440327104	$400 	17,260			X
	14,547	0	2,713
IMAX Corp.		Common	45245E109	$293 	15,000			X
	15,000	0	0
Information Res.	Common	456905108	$183 	28,350			X
	26,210	0	2,140
Int'l Business Mach.Common	459200101	$2,743 	15,477			X
	15,477	0	0
IXC Communications	Common	450713102	$25,591 	563,500			X
	512,006	0	51,494
Johnson & Johnson	Common	478160104	$3,712 	39,696			X
	39,696	0	0
COLUMN TOTAL						$69,494 	2,298,182

Konin.Philips Elect	Common	500472105	$18,202 	220,795			X
	200,918	0	19,877
Lehman Brothers Hol	Common	524908100	$448 	7,500			X
	7,500	0	0
Lodgenet Entertain. Common	540211109	$91 		13,800			X
	13,680	0	120
Manpower, Inc. Wis.	Common	56418H100	$500 	21,409			X
	21,409	0	0
Media General Cl A	Common	584404107	$18,702 	402,203			X
	371,721	0	30,482
Mediaone Group		Common	912889201	$23,315 	367,529			X
	331,423	0	36,106
MGIC Investment	Common	552848103	$1,090 	31,080			X
	31,080	0	0
MONY Group		Common	615337102	$11,444 	460,062			X
	416,802	0	43,260
Motorola Inc.		Common	616880100	$249 	3,400			X
	3,400	0	0
Mylan Laboratories	Common	628530107	$575 	20,970			X
	20,970	0	0
News Corp. LTD		Common	652487703	$14,373 	487,225			X
	447,581	0	39,644
Nextel Communic.	Common	65332V103	$40,217	1,098,070		X
	1,001,654	0	96,416
Omnipoint Corp.	Common	68212D102	$9,542 	660,900			X
	593,760	0	67,140
Owens Corning (New)	Common	69073F103	$207 	6,500			X
	6,500	0	0
COLUMN TOTAL						$138,955 	3,801,443

Paxson Communic.	Common	704231109	$1,380 	161,190			X
	159,714	0	1,476
Pepsico, Inc.		Common	713448108	$2,252 	57,475			X
	57,475	0	0
Pixtech Inc.		Common	72583K109	$75 		30,000			X
	30,000
	0	0
Platinum Tech. Intl	Common	72764T101	$22,927 	899,090			X
	832,567	0	66,523
Promus Hotel Corp.	Common	74342P106	$6,283 	172,715			X
	161,434	0	11,281
Qwest Communic.Intl	Common	749121109	$4,704 	65,250			X
	65,250	0	0
Reader's DigestAss.	Common	755267101	$377 	11,980			X
	11,980	0	0
Reliastar Financial Common	75952U103	$14,573 	341,885			X
	307,865	0	34,020
Respironics		Common	761030101	$8,329 	631,620			X
	556,716	0	74,904
Rite Aid Corp.		Common	767754104	$641 	25,630			X
	25,398	0	232
Rural Cellular CL A	Common	781904107	$596 	44,970			X
	42,302	0	2,668
Schlumberger Ltd.	Common	806857108	$2,598 	43,170			X
	43,170	0	0
Sears Roebuck		Common	812387108	$2,713 	60,028			X
	60,028	0	0
Smithkline BeechamA	Common	832378301	$5,337 	74,640			X
	74,640	0	0
COLUMN TOTAL						$72,785 	2,619,643

St. Paul Bancorp 	Common	792848103	$6,409 	295,943			X
	288,444	0	7,499
St. Jude Medical	Common	798049103	$24,972 	1,024,505		X
	937,041	0	87,464
Summit Bancorp		Common	866005101	$843 	21,615			X
	17,009	0	4,606
TECO Energy, Inc.	Common	872375100	$217 	10,925			X
	10,925	0	0
Telephone&Data Sys.	Common	879433100	$19,343 	343,106			X
	312,760	0	30,346
Texas Instruments 	Common	882508104	$899 	90,581			X
	90,581	0	0
Time Warner, Inc.	Common	887315109	$707 	9,980			X
	9,638	0	342
Universal Health B	Common	913903100	$296 	6,855			X
	6,513	0	342
US Cellular Corp	Common	911684108	$1,136 	25,820			X
	23,002	0	2,818
Washington Mutual	Common	939322103	$24,348 	595,672			X
	550,001	0	45,671
Western Wireless 	Common	95988E204	$6,429 	166,365			X
	154,232	0	12,133
Young Broadcasting	Common	987434107	$15,117 	331,334			X
	293,552	0	37,782
COLUMN TOTAL						$100,716 	2,922,701

COLUMN TOTALS						$585,947 	18,294,764


</END SUBMISSION>